FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	(a)
or fiscal year ending: 12/31/07	(b)

Is this a transition report?    (Y/N)        N

Is this an amendment to a previous filing?    (Y/N)        N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name: UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

B.	File Number: 811-08209

C.	Telephone Number: 205-325-4300

2.	A. Street: 2001 THIRD AVENUE SOUTH

B.	City: BIRMINGHAM C. State: AL D. Zip Code: 35233 E. Zip Ext.:

E.	Foreign Country:

3.	Is this the first filing on this form by Registrant? (Y/N) N

4.	Is this the last filing on this form by Registrant? (Y/N) N

5.	Is Registrant a small business investment company (SBIC)? (Y/N) N

[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N) Y

[If answer is “Y” (Yes) complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company? (Y/N)

[If answer is “N” (No), go to item 8.]

B. How many separate series or portfolios did Registrant have at the end of the period?

File period ending: 12/31/07

File number 811-08209

111.	A.[/] Depositor Name:

111.      A.  [/]    Depositor Name: ____________________________________________________________________________

      B.  [/]    File Number (If any): ________________________________________________________________________

      C.  [/]    City: _____________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: _________________________________________ Foreign Postal Code: _________________

111.      A.  [/]    Depositor Name: _____________________________________________________________________________

      B.  [/]    File Number (If any): _________________________________________________________________________

      C.  [/]    City: ______________________ State: _________________ Zip Code: ______________ Zip Ext.: ___________

            [/]    Foreign Country: ___________________________________________ Foreign Postal Code: ________________

112.      A.  [/]    Sponsor Name: _______________________________________________________________________________

      B.  [/]    File Number (If any): __________________________________________________________________________

      C.  [/]    City: ______________________ State: _________________ Zip Code: ______________ Zip Ext.: ___________

            [/]    Foreign Country: __________________________________________ Foreign Postal Code: ________________

112.      A.  [/]    Sponsor Name: _______________________________________________________________________________

      B.  [/]    File Number (If any): __________________________________________________________________________

      C.  [/]    City: _______________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: ___________________________________________ Foreign Postal Code: ________________

File period ending: 12/31/07

File number 811-08209

113.      A.  [/]    Trustee Name: ________________________________________________________________________________

      B.  [/]    City: ______________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: __________________________________________ Foreign Postal Code: _________________

113.      A.  [/]    Trustee Name: ________________________________________________________________________________

      B.  [/]    City: ______________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: __________________________________________ Foreign Postal Code: _________________

114.      A.  [/]    Principal Underwriter Name: _____________________________________________________________________

      B.  [/]    File Number 8 - _______________________________________________________________________________

      C.  [/]    City: _______________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: __________________________________________ Foreign Postal Code: _________________

114.      A.  [/]    Principal Underwriter Name: _____________________________________________________________________

      B.  [/]    File Number 8 - ______________________________________________________________________________

      C.  [/]    City: ______________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: __________________________________________ Foreign Postal Code: _________________

115.      A.  [/]    Independent Public Accountant Name: _____________________________________________________________

      B.  [/]    City: ______________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: _________________________________________ Foreign Postal Code: _________________

115.      A.  [/]    Independent Public Accountant Name: _____________________________________________________________

      B.  [/]    City: ______________________ State: _________________ Zip Code: _____________ Zip Ext.: ____________

            [/]    Foreign Country: __________________________________________ Foreign Postal Code: _________________

File period ending: 12/31/07

File number 811-08209

116.      Family of investment companies information:

A.  [/]    Is Registrant part of a family of investment companies?

                                                                                                                                             (Y/N)

B.  [/]    Identify the family in 10 letters:

NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A.  [/]    Is Registrant a separate account of an insurance company?

                                                                                                                                                   (Y/N)

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?

B.  [/]    Variable annuity contracts?    (Y/N)

                                                                                                        Y/N

C.  [/]    Scheduled premium variable life contracts?    (Y/N)

                                                                                                                                   Y/N

D.  [/]    Flexible premium variable life contracts?     (Y/N)

                                                                                                                                 Y/N

E.  [/]    Other types of insurance products registered under the Securities Act of 1933?    (Y/N)

                                                                                                                                                                                                    Y/N

118.  [/]    State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 __________

119.  [/]    State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period __________

120.  [/]    State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000’s omitted)$ ____________

121.  [/]    State the number of series for which a current prospectus was in existence at the end of the period _____________

122.  [/]    State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _____________

File period ending: 12/31/07

File number 811-08209

123  [/]    State the total value of the additional units considered in answering item 122 ($000’s omitted) $ __________

124.  [/]    State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000’s omitted) $ ___________

125.  [/]    State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted) $ _____________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted) $ 408

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

A. U.S. Treasury direct issue	$ _____________	$ _____________

B. U.S. Government agency	$ _____________	$ _____________

C. State and municipal tax-free	$ _____________	$ _____________

D. Public Utility debt	$ _____________	$ _____________

E. Brokers or dealers debt or debt of brokers’ or dealers’ parent	$ _____________	$ _____________

F. All other corporate intermed. & long term debt	$ _____________	$ _____________

G. All other corporate short term debt	$ _____________	$ _____________

H. Equity securities of brokers or dealers or parents of brokers or dealers	$ _____________	$ _____________

I. Investment company equity securities	$ _____________	$ _____________

J. All other equity securities	$ _____________	$ _____________

K. Other securities	$ 133,633	$ 10,755

L. Total assets of all series of registrant	$ 133,633	$ 10,755

File period ending: 12/31/07

File number 811-08209

128.  [/]    Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer?    (Y/N)

                                                                                                                                                       (Y/N)

[If answer is “N” (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

(Y/N)

[If answer is “N” (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

(Y/N)

131.  [/]    Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)        $ 8,623

132.  [/]    List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

811.	811.	811.	811.	811.

SIGNATURE PAGE

This report is signed on behalf of the Registrant (or Depositor or Trustee) in the City of Birmingham and State of Alabama on the 22nd day of February, 2008.

United Investors Universal Life Variable Account
(Name of Registrant, Depositor or Trustee)

Witness:	/s/ James L. Mayton, Jr.	By:	/s/ Anthony L. McWhorter
	James L. Mayton, Jr. Vice President		Anthony L. McWhorter President
(Name and title of person signing of Registrant, Depositor or Trustee)